Personnel costs - Summary of Personnel Costs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Wages and salaries	€ (271,767)	€ (209,965)	€ (250,196)
Social contributions, pension plans and indemnities	(51,725)	(50,750)	(61,156)
Share-based payments	(16,290)
Severance indemnities	(8,996)	(12,308)	(9,778)
Other long-term benefits	(8,702)
Uniforms	(4,434)	(5,013)	(8,481)
Insurances and other benefits	(2,455)	(3,142)	(1,460)
Other payroll expenses	(3,393)	(1,481)	(873)
Total personnel costs	€ (367,762)	€ (282,659)	€ (331,944)